NUVEEN NATIONAL                                                           NUVEEN
INSURED UNIT TRUST 330                                                       895


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: October 16, 1996
ESTIMATED CURRENT RETURN:
5.21 - 5.42%
ESTIMATED LONG-TERM RETURN:
5.26 - 5.53%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal income tax but may
                be subject to state and local tax. Capital gains
                are taxable.
Total Principal $10,000,000 in 100,000 units
Average Life    26.6 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $99.80 to $96.85 depending on the purchase amount
Cusip           6710A5 311 monthly payment plan
Numbers         6710A5 329 quarterly payment plan
                6710A5 337 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in all states

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

PORTFOLIO INCOME DIVERSIFICATION

Alabama                10.3  %          California             10.6  %          Illinois               21.2  %
Louisiana              10.3             New York               10.6             Ohio                   10.4
Pennsylvania           10.4             Texas                   1.0             Washington             15.2

MATURITY DATES (Descrtiption of Chart)
2017-19                                            24.8%
2020-22                                            21.0%

2023-25                                            24.3%
2026+                                              29.9%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 10/15/96*
  (Descrition of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.21%
     Tax Equivalent Yield                          8.14%

Treasury Bonds
     Yield                                         6.84%
     Tax Equivalent Yield                          7.20%

Corporate Bonds
     Yield                   7.63%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AS OF 10/11/96 AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 10/11/96. ASSUMES 36.0% FEDERAL AND 5.0% STATE INCOME TAX RATES. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS NATIONAL INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   975,000  The Health Care Authority of Lauderdale County and the City of Florence,                 AAA   Aaa
              Alabama, Revenue Refunding Bonds, Series 1996 (Eliza Coffee Memorial
              Hospital), 5.75% Due 7/1/19.                                                2006 at 102
   1,000,000  California State University, Long Beach Student Union Revenue Bonds, Series              AAA   Aaa
              B, 5.75% Due 11/1/26. (When issued.)                                        2006 at 102
   1,000,000  The County of Cook, Illinois, General Obligation Capital Improvement Bonds,              AAA   Aaa
              Series 1996, 5.875% Due 11/15/22.                                           2006 at 101
     425,000  Metropolitan Pier and Exposition Authority (Illinois), McCormick Place                   AAA   Aaa
              Expansion Project Refunding Bonds, Series 1996A, 0.00% Due 12/15/23.
              (Original issue discount bonds delivered on or about October 8, 1996 at a
              price of 19.015% of principal amount.)                                      No Optional
                                                                                              Call
   1,000,000  The Board of Trustees of the University of Illinois, University of Illinois              AAA   Aaa
              Auxiliary Facilities System Revenue Bonds, Series 1996, 5.60% Due 10/1/22.  2006 at 102
   1,000,000  Ernest N. Morial-New Orleans (Louisiana), Exhibition Hall Authority,                     AAA   Aaa
              Special Tax Bonds, Series 1996-C, 5.60% Due 7/15/25.                        2006 at 101
   1,000,000  New York City (New York), Municipal Water Finance Authority, Water and                   AAA   Aaa
              Sewer System Revenue Bonds, Fiscal 1996 Series B, 5.75% Due 6/15/26.
              (Original issue discount bonds delivered on or about May 16, 1996 at a
              price of 93.892% of principal amount.)                                      2006 at 101
   1,000,000  County of Cuyahoga, Ohio, Hospital Improvement and Refunding Revenue Bonds,              AAA   Aaa
              Series 1996A (University Hospitals Health System, Inc. Project), 5.625% Due
              1/15/26.                                                                    2006 at 102
   1,000,000  Pittsburgh (Pennsylvania), Water and Sewer Authority, Water and Sewer                    AAA   Aaa
              System First Lien Revenue Bonds, Series A of 1995, 5.65% Due 9/1/25.        2005 at 100
     100,000  North Central Texas Health Facilities Development Corporation, Hospital                  AAA   Aaa
              Revenue Bonds (Presbyterian Healthcare System Project), Series 1996B, 5.50%
              Due 6/1/21. (When issued.)                                                  2006 at 102
   1,500,000  Washington Public Power Supply System, Nuclear Project No. 1 Refunding                   AAA   Aaa
              Revenue Bonds, Series 1996A, 5.50% Due 7/1/17. (When issued.)               2006 at 102
 ----------------------------------------------------------------------------------------------------------------
 $10,000,000  TOTAL             11 BONDS FROM 9 STATES

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 10/15/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $     99.80     4.90 %      5.21%   5.26%   5.24%   5.29%   5.26%   5.31 %
 500 / $50,000               99.64     4.75        5.21    5.27    5.25    5.30    5.27    5.32
 1,000 / $100,000            99.38     4.50        5.23    5.29    5.26    5.32    5.28    5.34
 2,500 / $250,000            99.12     4.25        5.24    5.31    5.27    5.34    5.29    5.36
 5,000 / $500,000            98.35     3.50        5.28    5.37    5.31    5.39    5.33    5.42
 10,000 / $1,000,000         97.85     3.00        5.31    5.40    5.34    5.43    5.36    5.45
 25,000 / $2,500,000         97.34     2.50        5.34    5.44    5.37    5.47    5.39    5.49
 50,000 / $5,000,000         96.85     2.00        5.36    5.48    5.40    5.51    5.42    5.53

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      28.0%   31.0%   36.0%   39.6%
         5.21  % 7.24%   7.55%   8.14%   8.63%
         5.21    7.24    7.55    8.14    8.63
         5.23    7.26    7.58    8.17    8.66
         5.24    7.28    7.59    8.19    8.68
         5.28    7.33    7.65    8.25    8.74
         5.31    7.38    7.70    8.30    8.79
         5.34    7.42    7.74    8.34    8.84
         5.36    7.44    7.77    8.38    8.87

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME

The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 12/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                12/15/96   $   .6493
 Monthly plan            1/15/97       .4329   $ 5.1950
 Quarterly plan          2/15/97       .8706
                         5/15/97      1.3059     5.2270
 Semi-annual plan        5/15/97      2.1855
                        11/15/97      2.6226     5.2460
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 99.87 =   100.130
 investment       offering price     # of units
 (as of           and accrued        purchased
 10/15/96)        interest
 100.130      X   $5.1950        =   $520.18
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN CALIFORNIA                                                         NUVEEN
INSURED UNIT TRUST 275                                                       895


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: October 16, 1996
ESTIMATED CURRENT RETURN:
5.09 - 5.30%
ESTIMATED LONG-TERM RETURN:
5.13 - 5.39%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    27.1 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $101.17 to $98.17 depending on the purchase amount
Cusip           67065A 165 monthly payment plan
Numbers         67065A 173 quarterly payment plan
                67065A 181 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in California

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2016-20                                            28.6%
2021-25                                            42.8%
2026+                                              28.6%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 10/15/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.09%
     Tax Equivalent Yield                          8.78%

Treasury Bonds
     Yield                                         6.84%
     Tax Equivalent Yield                          7.54%

Corporate Bonds
     Yield                   7.63%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AS OF 10/11/96 AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 10/11/96. ASSUMES 42.0% FEDERAL AND STATE INCOME TAX RATE AND A 9.30% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS CALIFORNIA INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  State of California, Various Purpose General Obligation Bonds, 5.25% Due    2005 at 101  AAA   Aaa
              10/1/20. (Original issue discount bonds delivered on or about November 7,
              1995 at a price of 92.795% of principal amount.)
     500,000  California Health Facilities Financing Authority, Insured Hospital Revenue  2006 at 102  AAA   Aaa
              Refunding Bonds (Children's Hospital-San Diego), Series 1996, 5.375% Due
              7/1/16.
     500,000  California State University, Long Beach Student Union Revenue Bonds, Series  2006 at 102 AAA   Aaa
              B, 5.75% Due 11/1/26. (When issued.)
     500,000  State of California, Department of Water Resources, Central Valley Project,  2005 at 101 AAA   Aaa
              Water System Revenue Bonds, Series O, 4.75% Due 12/1/25. (Original issue discount bonds delivered on or about December 20, 1995 at a price of
              91.786% of principal amount.)
     500,000  County of Sacramento (California), Airport System PFC and Subordinated      2006 at 102  AAA   Aaa
              Revenue Bonds, Series 1996D, 5.75% Due 7/1/26. (Original issue discount bonds delivered on or about July 2, 1996 at a price of 94.945% of principal amount.)
     500,000  The Metropolitan Water District of Southern California, Water Revenue       2005 at 102  AAA   Aaa
              Bonds, 1995 Series A, 5.50% Due 7/1/25. (Original issue discount bonds delivered on or about July 13, 1995 at a price of 93.081% of principal amount.)
     500,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1996 (General      2006 at 101  AAA   Aaa
              Obligation Bonds.), 5.40% Due 7/1/25.                                           1/2
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL            7 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 10/15/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    101.17     4.90 %      5.09%   5.13%   5.12%   5.16%   5.14%   5.18 %
 500 / $50,000              101.01     4.75        5.10    5.13    5.13    5.16    5.15    5.18
 1,000 / $100,000           100.74     4.50        5.11    5.16    5.14    5.19    5.16    5.20
 2,500 / $250,000           100.48     4.25        5.13    5.17    5.16    5.20    5.18    5.22
 5,000 / $500,000            99.70     3.50        5.17    5.23    5.20    5.26    5.22    5.28
 10,000 / $1,000,000         99.19     3.00        5.19    5.26    5.22    5.30    5.24    5.31
 25,000 / $2,500,000         98.68     2.50        5.22    5.30    5.25    5.33    5.27    5.35
 50,000 / $5,000,000         98.17     2.00        5.25    5.34    5.28    5.37    5.30    5.39

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      34.5%   37.5%   42.0%      45.0%
         5.09  % 7.77%   8.14%   8.78%      9.25 %
         5.10    7.79    8.16    8.79       9.27
         5.11    7.80    8.18    8.81       9.29
         5.13    7.83    8.21    8.84       9.33
         5.17    7.89    8.27    8.91       9.40
         5.19    7.92    8.30    8.95       9.44
         5.22    7.97    8.35    9.00       9.49
         5.25    8.02    8.40    9.05       9.55

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 12/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                12/15/96   $   .6435
 Monthly plan            1/15/97       .4290   $ 5.1498
 Quarterly plan          2/15/97       .8634
                         5/15/97      1.2951     5.1818
 Semi-annual plan        5/15/97      2.1660
                        11/15/97      2.5992     5.2008
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 101.24 =  98.775
 investment       offering price     # of units
 (as of           and accrued        purchased
 10/15/96)        interest
 98.775       X   $5.1498        =   $508.67
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN NEW JERSEY                                                         NUVEEN
INSURED UNIT TRUST 213                                                       895


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: October 16, 1996
ESTIMATED CURRENT RETURN:
5.02 - 5.22%
ESTIMATED LONG-TERM RETURN:
5.06 - 5.32%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    27.7 years
Call Protection Earliest ordinary optional call is 2004
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $99.83 to $96.88 depending on the purchase amount
Cusip           6706LA 647 monthly payment plan
Numbers         6706LA 654 quarterly payment plan
                6706LA 662 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in New Jersey

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2019-21                                            14.3%
2022-24                                            42.8%
2025+                                              42.9%
The earliest ordinary optional call date is 2004

YIELD COMPARISON AS OF 10/15/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.02%
     Tax Equivalent Yield                          8.37%

Treasury Bonds
     Yield                                         6.84%
     Tax Equivalent Yield                          7.31%

Corporate Bonds
     Yield                   7.63%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AS OF 10/11/96 AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 10/11/96. ASSUMES 40.0% FEDERAL AND STATE INCOME TAX RATE AND A 6.37% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS NEW JERSEY INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey      2005 at 101  AAA   Aaa
              Institute of Technology, Series 1995 E, 5.375% Due 7/1/20.
     500,000  New Jersey Educational Facilities Authority, Revenue Bonds, University of   2005 at 101  AAA   Aaa
              Medicine and Dentistry of New Jersey Issue, Series 1995 B, 5.25% Due
              12/1/25.
     500,000  The Port Authority of New York and New Jersey, Consolidated Bonds, One      2006 at 101  AAA   Aaa
              Hundred Fourth Series, 4.75% Due 1/15/26. (Original issue discount bonds delivered on or about February 14, 1996 at a price of 91.788% of principal amount.)
     500,000  The Delaware River and Bay Authority, Revenue Bonds (Delaware and New       2004 at 102  AAA   Aaa
              Jersey), Series 1993, 4.75% Due 1/1/24. (Original issue discount bonds delivered on or about October 27, 1993 at a price of 94.631% of principal amount.)
     500,000  The Essex County Improvement Authority (Essex County, New Jersey), County   2006 at 102  AAA   Aaa
              of Essex General Obligation Lease Revenue Refunding Bonds, Series 1996
              (County Jail and Youth House Projects), 5.35% Due 12/1/24.
     500,000  The Board of Education of the Township of Montgomery in the County of       2006 at 100  AAA   Aaa
              Somerset, New Jersey, School Bonds, 5.50% Due 8/1/25. (General Obligation
              Bonds.)
     500,000  The Board of Education of the Township of Sparta, in the County of Sussex,  2006 at 100  AAA   Aaa
              New Jersey, School Bonds, 5.80% Due 9/1/24. (General Obligation Bonds.)
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL            7 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 10/15/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $     99.83     4.90 %      5.02%   5.06%   5.05%   5.09%   5.07%   5.11 %
 500 / $50,000               99.67     4.75        5.03    5.07    5.06    5.10    5.08    5.12
 1,000 / $100,000            99.41     4.50        5.04    5.09    5.07    5.12    5.09    5.14
 2,500 / $250,000            99.15     4.25        5.05    5.10    5.08    5.13    5.10    5.15
 5,000 / $500,000            98.38     3.50        5.09    5.16    5.12    5.19    5.14    5.21
 10,000 / $1,000,000         97.88     3.00        5.12    5.20    5.15    5.23    5.17    5.25
 25,000 / $2,500,000         97.37     2.50        5.14    5.23    5.18    5.26    5.20    5.28
 50,000 / $5,000,000         96.88     2.00        5.17    5.27    5.20    5.30    5.22    5.32

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      32.0%   35.0%   40.0%      43.5%
         5.02  % 7.38%   7.72%   8.37%      8.88 %
         5.03    7.40    7.74    8.38       8.90
         5.04    7.41    7.75    8.40       8.92
         5.05    7.43    7.77    8.42       8.94
         5.09    7.49    7.83    8.48       9.01
         5.12    7.53    7.88    8.53       9.06
         5.14    7.56    7.91    8.57       9.10
         5.17    7.60    7.95    8.62       9.15

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 12/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                12/15/96   $   .6259
 Monthly plan            1/15/97       .4173   $ 5.0085
 Quarterly plan          2/15/97       .8400
                         5/15/97      1.2600     5.0405
 Semi-annual plan        5/15/97      2.1075
                        11/15/97      2.5290     5.0595
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 99.90 =   100.100
 investment       offering price     # of units
 (as of           and accrued        purchased
 10/15/96)        interest
 100.100      X   $5.0085        =   $501.35
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN NEW YORK                                                           NUVEEN
INSURED UNIT TRUST 259                                                       895


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: October 16, 1996
ESTIMATED CURRENT RETURN:
5.17 - 5.38%
ESTIMATED LONG-TERM RETURN:
5.20 - 5.46%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    27.4 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $101.27 to $98.28 depending on the purchase amount
Cusip           67102K 283 monthly payment plan
Numbers         67102K 291 quarterly payment plan
                67102K 309 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in New York

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2017-20                                            14.3%
2021-24                                            14.3%
2025+                                              71.4%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 10/15/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.17%
     Tax Equivalent Yield                          8.69%

Treasury Bonds
     Yield                                         6.84%
     Tax Equivalent Yield                          7.36%

Corporate Bonds
     Yield                   7.63%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AS OF 10/11/96 AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 10/11/96. ASSUMES 40.5% FEDERAL AND STATE INCOME TAX RATE AND A 7.125% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS NEW YORK INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  The Port Authority of New York and New Jersey, Consolidated Bonds, One      2006 at 101  AAA   Aaa
              Hundred Fourth Series, 4.75% Due 1/15/26. (Original issue discount bonds delivered on or about February 14, 1996 at a price of 91.788% of principal amount.)
     500,000  Dormitory Authority of the State of New York, State University Educational  2006 at 102  AAA   Aaa
              Facilities, Revenue Bonds, Series 1996, 5.50% Due 5/15/26. (Original issue discount bonds will be delivered on or about October 24, 1996 at a price of
              91.75% of principal amount.)(When issued.)
     500,000  New York State Energy Research and Development Authority, Gas Facilities    2006 at 102  AAA   Aaa
              Revenue Bonds, 1996 Series (The Brooklyn Union Gas Company Project), 5.50%
              Due 1/1/21.
     500,000  New York State Housing Finance Agency, Service Contract Obligation Revenue  2006 at 102  AAA   Aaa
              Bonds, 1996 Series A, 6.00% Due 3/15/26.
     500,000  New York State Urban Development Corporation, Project Revenue Bonds (Pine   2005 at 102  AAA   Aaa
              Barrens), 1996 Series, 5.375% Due 4/1/17.
     500,000  The City of New York (New York), General Obligation Bonds, Fiscal 1996      2006 at 101  AAA   Aaa
              Series J, 5.50% Due 2/15/26. (Original issue discount bonds delivered on or      1/2
              about March 21, 1996 at a price of 90.773% of principal amount.)
     500,000  New York City (New York), Municipal Water Finance Authority, Water and      2006 at 101  AAA   Aaa
              Sewer System Revenue Bonds, Fiscal 1996 Series B, 5.75% Due 6/15/26.
              (Original issue discount bonds delivered on or about May 16, 1996 at a price of 93.892% of principal amount.)
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL            7 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 10/15/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    101.27     4.90 %      5.17%   5.20%   5.20%   5.23%   5.22%   5.25 %
 500 / $50,000              101.11     4.75        5.18    5.20    5.21    5.23    5.23    5.25
 1,000 / $100,000           100.85     4.50        5.19    5.23    5.23    5.26    5.24    5.28
 2,500 / $250,000           100.59     4.25        5.21    5.24    5.24    5.27    5.26    5.29
 5,000 / $500,000            99.80     3.50        5.25    5.30    5.28    5.33    5.30    5.35
 10,000 / $1,000,000         99.29     3.00        5.28    5.34    5.31    5.37    5.33    5.39
 25,000 / $2,500,000         98.78     2.50        5.30    5.37    5.34    5.40    5.35    5.42
 50,000 / $5,000,000         98.28     2.00        5.33    5.41    5.36    5.44    5.38    5.46

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      33.0%   36.0%   40.5%      44.0%
         5.17  % 7.72%   8.08%   8.69%      9.23 %
         5.18    7.73    8.09    8.71       9.25
         5.19    7.75    8.11    8.72       9.27
         5.21    7.78    8.14    8.76       9.30
         5.25    7.84    8.20    8.82       9.38
         5.28    7.88    8.25    8.87       9.43
         5.30    7.91    8.28    8.91       9.46
         5.33    7.96    8.33    8.96       9.52

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 12/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                12/15/96   $   .6547
 Monthly plan            1/15/97       .4365   $ 5.2381
 Quarterly plan          2/15/97       .8778
                         5/15/97      1.3167     5.2701
 Semi-annual plan        5/15/97      2.2035
                        11/15/97      2.6442     5.2891
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 101.34 =  98.677
 investment       offering price     # of units
 (as of           and accrued        purchased
 10/15/96)        interest
 98.677       X   $5.2381        =   $516.88
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)